Restatement of Previously Issued Financial Statements	12 Months Ended
Mar. 31, 2021
Growth capital acquisition corp. [Member]
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s condensed financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering (February 2, 2021), the Company had improperly valued and reported its common stock subject to possible redemption. As such, management determined it should restate its previously reported financial statements. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of common stock while also taking into consideration its charter’s requirement that a redemption cannot result in net tangible assets being less than $5,000,001. Upon review of its financial statements for the year ended March 31, 2021, the Company reevaluated the classification of the common stock and determined that the common stock issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that the carrying value should include all common stock subject to possible redemption, resulting in the common stock subject to possible redemption being classified as temporary equity in its entirety. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), retained earnings (accumulated deficit) and common stock.

In connection with the change in presentation for the common stock subject to redemption, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to common stock subject to redemption and those that are not subject to redemption. This presentation contemplates a Business Combination as the most likely outcome, in which case both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Reported	Restatement	As Restated
Balance Sheet as of March 31, 2021
Common Stock subject to possible redemption ($)	$161,154,930	$11,345,070	$172,500,000

Common stock Class A, $0.0001 par value	$113	$(113)	$—
Common stock Class B, $0.0001 par value	$431	$—	$431
Additional Paid in Capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(14,460,466)	$(6,345,499)
Total stockholders’ equity/(deficit)	$5,000,002	$(11,345,070)	$(6,345,068)

Number of shares subject to redemption	16,115,493	1,134,507	17,250,000

Statement of Operations for the year ended March 31, 2021
Basic and diluted weighted average shares, redeemable shares	2,404,988	336,108	2,741,096
Basic and diluted net income per share, redeemable shares	$—	$1.17	$1.17
Basic and diluted weighted average shares, non-redeemable shares	4,648,608	(336,108)	4,312,500
Basic and diluted net income per share, non-redeemable shares	$1.78	$(0.61)	$1.17

Statement Of Changes In Stockholders’ Equity (Deficit) for the year ended March 31, 2021
Accretion of Class A common stocks subject to possible redemption	$—	$(14,612,821)	$(14,612,821)
Class A common stock subject to possible redemption	$(161,154,930)	$161,143,205	$(1,725)
Total stockholders’ equity/(deficit)	$5,000,002	$(11,345,070)	$(6,345,068)

Statement of Cash Flows for the year ended March 31, 2021
Value of Class A common stock subject to possible redemption at February 2, 2021	$151,176,360	$6,710,819	$157,887,179
Change in value of Class A common stock subject to possible redemption,	9,978,570	$4,634,251	$14,612,821